UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04430

Dreyfus 100% U.S. Treasury Money Market Fund

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2015-June 30, 2016

Item 1. Proxy Voting Record

Dreyfus 100% U.S. Treasury Money Market Fund

Dreyfus 100% U.S. Treasury Money Market Fund merged into General Government Securities Money Market Funds, Inc. - General Treasury Securities Money Market Fund on December 4, 2015.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus 100% U.S. Treasury Money Market Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 20, 2016